Organization and Nature of Operations - Financial Information of VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 285,668	$ 111,218
Short-term investments	469,636	524,220
Accounts receivable, net	32,619	27,840
Prepayments and other current assets	8,801	7,459
Total current assets	797,686	670,737
Non-current assets:
Property and equipment, net	19,194	16,754
Deferred tax assets	0	511
Long-term investments	53,925	0	$ 0
Operating lease right-of-use assets	7,436	0
Intangible assets	6,697	209
Other non-current assets	3,919	1,604
Total non-current assets	147,313	22,167
Total assets	944,999	692,904
Current liabilities:
Accounts payable	5,309	7,721
Amounts due to a related party (Note 21)	0	1,150
Advances from customers	9,068	1,339
Taxes payable	2,435	2,171
Current operating lease liabilities	3,957	0
Total current liabilities	73,803	36,307
Non-current liabilities:
Long term payable	495	82
Long-term operating lease liabilities	3,452	0
Deferred tax liabilities	988	52
Total non-current liabilities	4,935	134
Total liabilities	78,738	36,441
Income Statement [Abstract]
Total revenues	167,982	133,564	64,428
Net income (loss)	(72,355)	(3,115)	(6,177)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from operating activities	(20,000)	6,564	706
Net cash and cash equivalents used in investing activities	(57,690)	(535,052)	(3,352)
VIE
Current assets:
Cash and cash equivalents	2,786	2,362
Short-term investments	7,547	12,414
Accounts receivable, net	24,625	23,558
Amounts due from related parties	10,109	2,090
Prepayments and other current assets	1,259	2,704
Total current assets	46,326	43,128
Non-current assets:
Property and equipment, net	7,639	8,951
Deferred tax assets	0	511
Long-term investments	16,919	0
Operating lease right-of-use assets	766	0
Intangible assets	231	0
Other non-current assets	312	205
Total non-current assets	25,867	9,667
Total assets	72,193	52,795
Current liabilities:
Accounts payable	3,751	5,337
Amounts due to a related party (Note 21)	44,394	34,198
Advances from customers	1,491	1,113
Taxes payable	241	254
Current operating lease liabilities	459	0
Accrued expenses and other current liabilities	15,721	5,035
Total current liabilities	66,057	45,937
Non-current liabilities:
Long term payable	228	0
Long-term operating lease liabilities	305	0
Deferred tax liabilities	43	0
Total non-current liabilities	576	0
Total liabilities	66,633	45,937
Income Statement [Abstract]
Total revenues	114,617	115,831	57,445
Net income (loss)	(5,660)	1,247	225
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from operating activities	15,740	3,918	9,390
Net cash and cash equivalents used in investing activities	$ (15,316)	$ (18,865)	$ (998)